Financial Risk Management - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)
Disclosure Of Financial Instruments [Abstract]
Post tax profit loss if interest rate changed by 100 basis points	$ 1,552,208	$ 1,237,193
Undrawn borrowing facilities			$ 2,095,015	$ 1,861,830